Critical accounting judgements and estimates - Narrative (Details) - GBP (£) £ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Disclosure of changes in accounting estimates [line items]
Allowance account for credit losses of financial assets	£ 4,997	£ 6,132
Base case
Disclosure of changes in accounting estimates [line items]
Weightage	30.00%	30.00%
Upside
Disclosure of changes in accounting estimates [line items]
Weightage	30.00%	30.00%
Downside
Disclosure of changes in accounting estimates [line items]
Weightage	30.00%	30.00%
Severe downside
Disclosure of changes in accounting estimates [line items]
Weightage	10.00%	10.00%
Judgements due to COVID-19
Disclosure of changes in accounting estimates [line items]
Allowance account for credit losses of financial assets	£ 1,135	£ 838
Other judgements
Disclosure of changes in accounting estimates [line items]
Allowance account for credit losses of financial assets	524	495
UK Mortgages
Disclosure of changes in accounting estimates [line items]
Allowance account for credit losses of financial assets	905	1,027
UK Mortgages | Judgements due to COVID-19
Disclosure of changes in accounting estimates [line items]
Allowance account for credit losses of financial assets	73	36
UK Mortgages | Other judgements | Adjustment to modelled forecast parameters
Disclosure of changes in accounting estimates [line items]
Increase (decrease) in credit loss	140	193
UK Mortgages | Other judgements | Other
Disclosure of changes in accounting estimates [line items]
Increase (decrease) in credit loss	105	51
Other Retail
Disclosure of changes in accounting estimates [line items]
Allowance account for credit losses of financial assets	2,053	2,368
Other Retail | Judgements due to COVID-19
Disclosure of changes in accounting estimates [line items]
Allowance account for credit losses of financial assets	405	321
Other Retail | Judgements due to COVID-19 | Recognition of impact of support measures
Disclosure of changes in accounting estimates [line items]
Increase (decrease) in credit loss	318	218
Other Retail | Judgements due to COVID-19 | Other
Disclosure of changes in accounting estimates [line items]
Increase (decrease) in credit loss	7	17
Other Retail | Other judgements | Other
Disclosure of changes in accounting estimates [line items]
Increase (decrease) in credit loss	43	33
Other Retail | Other judgements | Unsecured non-scored accounts
Disclosure of changes in accounting estimates [line items]
Increase (decrease) in credit loss	(21)	(72)
Commercial Banking
Disclosure of changes in accounting estimates [line items]
Allowance account for credit losses of financial assets	1,618	2,315
Commercial Banking | Judgements due to COVID-19
Disclosure of changes in accounting estimates [line items]
Allowance account for credit losses of financial assets	257	81
Commercial Banking | Judgements due to COVID-19 | Adjustment to economic variables used as inputs to models
Disclosure of changes in accounting estimates [line items]
Increase (decrease) in credit loss	166	91
Commercial Banking | Judgements due to COVID-19 | Key coronavirus-impacted sectors
Disclosure of changes in accounting estimates [line items]
Increase (decrease) in credit loss	100	0
Commercial Banking | Judgements due to COVID-19 | Other
Disclosure of changes in accounting estimates [line items]
Increase (decrease) in credit loss	(9)	(10)
Commercial Banking | Other judgements
Disclosure of changes in accounting estimates [line items]
Allowance account for credit losses of financial assets	(1)	(2)
Other
Disclosure of changes in accounting estimates [line items]
Allowance account for credit losses of financial assets	421	422
Other | Judgements due to COVID-19 | Other
Disclosure of changes in accounting estimates [line items]
Allowance account for credit losses of financial assets	400	400
Probability weighted relative to base case
Disclosure of changes in accounting estimates [line items]
Increase (decrease) in credit loss	386	495
Management adjustments
Disclosure of changes in accounting estimates [line items]
Increase (decrease) in credit loss	1,659	1,333
Financial assets at amortised cost
Disclosure of changes in accounting estimates [line items]
Allowance account for credit losses of financial assets	£ 4,649	£ 5,706